DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF

August 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.7%
Austria - 1.0%
Agrana Beteiligungs AG	43	$965
ANDRITZ AG	160	9,193
AT&S Austria Technologie & Systemtechnik AG	59	2,560
BAWAG Group AG, 144A*	169	10,157
CA Immobilien Anlagen AG	100	4,351
DO & CO AG*	13	1,028
Erste Group Bank AG	655	26,187
EVN AG	92	2,449
FACC AG*	51	532
IMMOFINANZ AG*(a)	162	4,124
Lenzing AG*	36	4,761
Oesterreichische Post AG(a)	101	4,633
OMV AG	341	18,896
Palfinger AG	35	1,579
Porr AG*	19	381
Raiffeisen Bank International AG	371	8,910
S IMMO AG	116	2,856
S&T AG(a)	108	2,478
Schoeller-Bleckmann Oilfield Equipment AG*	35	1,310
Semperit AG Holding	26	1,044
Telekom Austria AG*	389	3,454
UNIQA Insurance Group AG	336	3,118
Verbund AG	163	17,851
Vienna Insurance Group AG Wiener Versicherung Gruppe	92	2,667
voestalpine AG	282	12,786
Wienerberger AG	260	10,204
Zumtobel Group AG	67	731

(Cost $128,544)		159,205

Belgium - 3.0%
Ackermans & van Haaren NV	54	9,947
Aedifica SA REIT	78	11,476
Ageas SA/NV	416	20,802
AGFA-Gevaert NV*	430	2,191
Akka Technologies*	31	1,720
Anheuser-Busch InBev SA/NV	1,811	111,172
Barco NV	156	3,828
Befimmo SA REIT	36	1,481
Bekaert SA	84	3,999
bpost SA*	235	2,271
Cie d’Entreprises CFE	19	2,185
Cofinimmo SA REIT	66	10,918
D’ieteren SA/NV	52	8,129
Econocom Group SA/NV	298	1,263
Elia Group SA/NV	74	9,297
Etablissements Franz Colruyt NV	128	7,162
Euronav NV	403	3,276
Fagron	187	3,915
Galapagos NV*	104	6,178
Gimv NV	46	2,993
Groupe Bruxelles Lambert SA	274	31,414
Immobel SA	26	2,247
Intervest Offices & Warehouses NV REIT	79	2,332
Ion Beam Applications	51	1,013
KBC Ancora	91	4,347
KBC Group NV	585	49,277
Kinepolis Group NV*	35	1,927
Melexis NV	45	5,324
Mithra Pharmaceuticals SA*	32	790
Montea NV REIT	27	4,004
Ontex Group NV*	188	2,096
Orange Belgium SA	10	235
Proximus SADP	376	7,372
Recticel SA	68	1,195
Retail Estates NV REIT	18	1,477
Sofina SA	35	15,473
Solvay SA	171	22,402
Telenet Group Holding NV	116	4,413
Tessenderlo Group SA*	52	2,155
UCB SA	306	35,004
Umicore SA	464	30,538
Van de Velde NV	13	399
VGP NV	17	4,055
Warehouses De Pauw CVA REIT	327	15,035
X-Fab Silicon Foundries SE, 144A*	123	1,296
Xior Student Housing NV REIT	48	2,947

(Cost $530,867)		472,970

Finland - 3.8%
Admicom OYJ	10	1,092
Aktia Bank OYJ	108	1,546
BasWare OYJ*	17	776
Cargotec OYJ, Class B	107	5,938
Caverion OYJ	306	2,842
Citycon OYJ(a)	180	1,601
Elisa OYJ	328	21,006
Finnair OYJ*(a)	1,305	1,018
Fortum OYJ	1,046	31,766
F-Secure OYJ	204	1,154
Harvia OYJ	33	2,209
Huhtamaki OYJ	235	12,545
Kamux Corp.	117	1,884
Kemira OYJ	240	4,049
Kesko OYJ, Class B	656	27,079
Kojamo OYJ	290	7,054
Kone OYJ, Class B	809	67,095

Konecranes OYJ	141	6,381
Metsa Board OYJ	415	4,337
Metso Outotec OYJ	1,438	15,356
Musti Group OYJ*	64	2,584
Neles OYJ	256	3,960
Neste OYJ	1,009	61,404
Nokia OYJ*	12,808	76,825
Nokian Renkaat OYJ	300	11,410
Oriola OYJ, Class B	267	607
Orion OYJ, Class B	252	10,274
Outokumpu OYJ*	866	6,002
QT Group OYJ*	41	7,523
Remedy Entertainment OYJ	9	428
Revenio Group OYJ	47	3,599
Rovio Entertainment OYJ, 144A	122	964
Sampo OYJ, Class A	1,185	61,201
Sanoma OYJ	163	2,995
Stora Enso OYJ, Class R	1,376	26,930
Talenom OYJ	49	986
TietoEVRY OYJ	230	8,191
Tokmanni Group Corp.	140	4,033
UPM-Kymmene OYJ	1,255	51,020
Uponor OYJ	124	3,985
Valmet OYJ	323	12,952
Wartsila OYJ Abp	1,187	16,826
YIT OYJ	322	1,950

(Cost $448,619)		593,377

France - 30.5%
AB Science SA*(a)	60	993
ABC arbitrage	52	445
Accor SA*	401	13,807
Aeroports de Paris*	68	7,984
Air France-KLM*(a)	715	3,331
Air Liquide SA	1,123	201,311
Airbus SE*	1,397	190,848
AKWEL	19	521
Albioma SA	51	2,256
ALD SA, 144A	274	3,850
Alstom SA(a)	749	32,192
Altarea SCA REIT	8	1,880
Alten SA	73	12,024
Amundi SA, 144A	142	13,438
Arkema SA	146	19,377
Atos SE	231	11,990
Aubay	12	700
AXA SA	4,616	129,609
Beneteau SA*	67	1,035
BioMerieux	99	12,140
BNP Paribas SA	2,678	169,897
Boiron SA	13	645
Bollore SA	2,076	12,281
Bonduelle SCA	27	730
Bouygues SA	533	22,298
Bureau Veritas SA	696	23,101
Capgemini SE	385	86,440
Carmila SA REIT(a)	142	1,989
Carrefour SA	1,426	28,371
Casino Guichard Perrachon SA*(a)	93	2,698
Cellectis SA*	60	877
CGG SA*	1,790	1,387
Chargeurs SA	45	1,249
Cie de Saint-Gobain	1,203	87,201
Cie des Alpes*	22	353
Cie Generale des Etablissements Michelin SCA	402	65,052
Cie Plastic Omnium SA	138	4,158
CNP Assurances	429	7,342
Coface SA	220	2,704
Covivio REIT	124	11,789
Credit Agricole SA	2,730	39,358
Danone SA	1,549	113,159
Dassault Aviation SA	6	6,766
Dassault Systemes SE	1,572	89,661
Derichebourg SA*	172	2,031
Edenred	579	32,815
Eiffage SA	197	20,474
Electricite de France SA	1,049	14,213
Elior Group SA, 144A*	250	1,743
Elis SA*	426	7,535
Engie SA	4,383	62,786
Eramet SA*	19	1,542
EssilorLuxottica SA	679	133,296
Eurazeo SE	100	10,284
Eutelsat Communications SA	427	4,932
Faurecia SE	277	13,357
Fnac Darty SA	35	2,385
Gaztransport Et Technigaz SA	51	4,248
Gecina SA REIT	108	16,775
Getlink SE	1,032	16,590
Groupe Guillin	12	351
Guerbet	12	489
Hermes International	76	111,678
ICADE REIT	69	5,931
ID Logistics Group*	5	1,883
Iliad SA	36	7,736
Imerys SA	83	3,842
Interparfums SA	48	3,412
Ipsen SA	91	9,099
IPSOS	100	4,841
JCDecaux SA*	151	4,211

Kaufman & Broad SA	31	1,440
Kering SA	178	141,657
Klepierre SA REIT*	462	11,292
Korian SA	200	7,755
La Francaise des Jeux SAEM, 144A	219	11,329
Lagardere SA*	77	2,128
Legrand SA	638	73,012
LISI	40	1,322
LNA Sante SA	13	863
L’Oreal SA	599	280,291
LVMH Moet Hennessy Louis Vuitton SE	660	488,463
Maisons du Monde SA, 144A	100	2,305
Manitou BF SA	19	684
McPhy Energy SA*(a)	48	967
Mercialys SA REIT	121	1,417
Mersen SA	43	1,673
Metropole Television SA	59	1,255
Neoen SA, 144A*	87	3,717
Nexans SA	63	6,304
Nexity SA	100	5,155
Orange SA	4,785	54,352
Orpea SA	121	15,230
Pernod Ricard SA	500	105,057
PEUGEOT INVEST	11	1,494
Pharmagest Interactive	18	2,051
Publicis Groupe SA	544	35,662
Quadient SA	83	2,354
Remy Cointreau SA*	53	10,438
Renault SA*	444	16,488
Rexel SA*	569	11,902
Rubis SCA	230	8,910
Safran SA	813	102,004
Sanofi	2,696	278,921
Sartorius Stedim Biotech	65	39,418
Schneider Electric SE	1,281	228,848
SCOR SE	368	11,293
SEB SA	65	10,223
SMCP SA, 144A*	91	532
Societe BIC SA	60	3,992
Societe Generale SA	1,906	59,976
Sodexo SA*	207	17,114
SOITEC*	52	12,427
Sopra Steria Group SACA	40	8,142
SPIE SA	283	6,710
Suez SA	815	18,909
Technicolor SA*	472	1,662
Technip Energies NV*	227	2,966
Teleperformance	140	61,890
Television Francaise 1	100	1,003
Thales SA	249	25,267
TotalEnergies SE(a)	5,925	261,264
Trigano SA	20	4,161
Ubisoft Entertainment SA*	212	13,497
Unibail-Rodamco-Westfield REIT*	296	25,933
Valeo	537	15,268
Valneva SE*	169	4,198
Veolia Environnement SA	1,305	44,763
Verallia SA, 144A	144	5,244
Vicat SA	50	2,488
Vilmorin & Cie SA	20	1,294
Vinci SA	1,264	135,651
Virbac SA	10	4,227
Vivendi SE(a)	1,705	65,066
Voltalia SA*	56	1,574
Wendel SE	71	10,303
Worldline SA, 144A*	569	50,570

(Cost $3,683,892)		4,781,481

Germany - 25.0%
1&1 Drillisch AG	104	3,284
Aareal Bank AG	129	3,412
Adesso SE	14	3,032
adidas AG	453	160,705
ADVA Optical Networking SE*	108	1,790
AIXTRON SE	245	7,067
Allianz SE	978	229,777
alstria office REIT-AG REIT	385	7,837
Amadeus Fire AG	13	2,671
AURELIUS Equity Opportunities SE & Co. KGaA	51	1,625
Aurubis AG	75	6,365
BASF SE	2,182	168,806
Basler AG	12	2,086
Bayer AG	2,339	130,204
Bayerische Motoren Werke AG	788	74,779
BayWa AG	32	1,390
Bechtle AG	201	14,529
Beiersdorf AG	234	28,389
Bertrandt AG	13	741
Bilfinger SE	63	2,209
Borussia Dortmund GmbH & Co. KGaA*	161	1,196
Brenntag SE	379	38,235
CANCOM SE	80	5,263
Carl Zeiss Meditec AG	93	20,545
CECONOMY AG*	432	2,025
Cewe Stiftung & Co. KGaA	13	1,940
Commerzbank AG*	2,362	14,809
CompuGroup Medical SE & Co. KGaA	62	5,783
Continental AG*	256	34,405
Covestro AG, 144A	470	30,467
CropEnergies AG	9	109

CTS Eventim AG & Co. KGaA*	133	8,578
Daimler AG(a)	2,033	171,441
Datagroup SE*	11	1,007
Delivery Hero SE, 144A*(a)	384	55,588
Dermapharm Holding SE	45	4,176
Deutsche Bank AG*(b)	4,914	61,086
Deutsche Beteiligungs AG	35	1,531
Deutsche Boerse AG	450	77,628
Deutsche EuroShop AG	100	2,311
Deutsche Lufthansa AG*(a)	704	7,053
Deutsche Pfandbriefbank AG, 144A	317	3,635
Deutsche Post AG	2,365	166,376
Deutsche Telekom AG	7,922	168,445
Deutsche Wohnen SE	812	50,393
Deutz AG*	290	2,650
DIC Asset AG	107	1,963
Draegerwerk AG & Co. KGaA	4	340
Duerr AG	123	6,053
E.ON SE	5,386	71,087
Eckert & Ziegler Strahlen- und Medizintechnik AG	35	5,100
Elmos Semiconductor SE	22	987
ElringKlinger AG*	67	1,089
Encavis AG(a)	196	3,562
Evonik Industries AG	482	16,277
Evotec SE*	312	15,509
Exasol AG*	8	164
flatexDEGIRO AG*	19	1,974
Fraport AG Frankfurt Airport Services Worldwide*	99	6,389
Freenet AG	322	7,946
Fresenius Medical Care AG & Co. KGaA	494	37,937
Fresenius SE & Co. KGaA	993	51,648
GEA Group AG	371	17,132
Gerresheimer AG	73	7,753
GRENKE AG(a)	70	3,118
Hamborner REIT AG REIT	195	2,243
Hamburger Hafen und Logistik AG	59	1,300
Hannover Rueck SE	141	25,963
HeidelbergCement AG	365	31,720
HelloFresh SE*	389	41,926
Henkel AG & Co. KGaA	241	21,684
Hensoldt AG	99	1,679
HOCHTIEF AG	60	4,803
Home24 SE*	52	1,032
Hornbach Baumarkt AG	15	599
Hornbach Holding AG & Co. KGaA	19	2,030
HUGO BOSS AG	130	7,254
Hypoport SE*	8	5,526
Indus Holding AG	35	1,411
Infineon Technologies AG	3,103	132,138
Instone Real Estate Group AG, 144A	111	3,526
Jenoptik AG	113	4,080
JOST Werke AG, 144A	31	2,021
K+S AG*	482	6,869
KION Group AG	169	18,083
Kloeckner & Co. SE*	172	2,317
Knorr-Bremse AG	167	20,044
Koenig & Bauer AG*	28	964
Krones AG	35	3,544
KWS Saat SE & Co. KGaA	35	2,930
LANXESS AG	203	14,799
LEG Immobilien SE	179	28,533
LPKF Laser & Electronics AG	68	1,720
MBB SE	5	814
Medios AG*	16	774
Merck KGaA	310	73,646
METRO AG	291	3,876
MLP SE	148	1,346
MorphoSys AG*	76	4,406
MTU Aero Engines AG	126	28,914
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	332	97,003
Nagarro SE*	20	3,589
Nemetschek SE	136	13,332
New Work SE	7	2,029
Nordex SE*(a)	211	3,954
Norma Group SE	72	3,633
Northern Data AG*	23	1,999
OHB SE	13	599
PATRIZIA AG*	108	2,646
Pfeiffer Vacuum Technology AG	12	2,514
PNE AG	156	1,352
ProSiebenSat.1 Media SE	387	7,387
Puma SE	253	30,709
Rational AG	12	13,724
Rheinmetall AG	106	10,368
RWE AG	1,541	60,208
SAF-Holland SA*	107	1,525
Salzgitter AG*	82	3,083
SAP SE	2,477	372,785
Scout24 AG, 144A	210	17,655
Secunet Security Networks AG	5	2,772
SGL Carbon SE*	115	1,278
Siemens AG	1,815	301,829
Siemens Energy AG*	982	28,500
Siemens Healthineers AG, 144A	659	45,831
Siltronic AG	38	6,277
Sixt SE*	36	4,837
SMA Solar Technology AG	27	1,292

Software AG	121	6,132
Steico SE	18	2,563
STRATEC SE	18	2,980
Stroeer SE & Co. KGaA	74	6,090
Suedzucker AG	166	2,832
Symrise AG	306	43,574
TAG Immobilien AG	331	11,205
Takkt AG	76	1,267
TeamViewer AG, 144A*	415	13,823
Telefonica Deutschland Holding AG	2,472	6,938
thyssenkrupp AG*	1,010	11,251
Uniper SE	217	8,617
United Internet AG	230	9,942
Varta AG	43	6,854
VERBIO Vereinigte BioEnergie AG	59	3,574
Volkswagen AG(a)	75	25,079
Vonovia SE	1,296	87,469
Vossloh AG	26	1,474
Wacker Chemie AG	40	7,054
Wacker Neuson SE	68	2,059
Washtec AG	36	2,529
Westwing Group AG*	33	1,594
Wuestenrot & Wuerttembergische AG	43	946
Zalando SE, 144A*	526	58,257
Zeal Network SE	26	1,311
zooplus AG*	15	7,060

(Cost $3,357,221)		3,923,099

Ireland - 2.3%
AerCap Holdings NV*	312	16,826
AIB Group PLC*	2,003	6,043
Bank of Ireland Group PLC*	2,365	14,873
Cairn Homes PLC*	2,144	2,881
CRH PLC	1,852	98,491
Dalata Hotel Group PLC*	423	1,888
Flutter Entertainment PLC*	399	77,617
Glanbia PLC	498	8,885
Glenveagh Properties PLC, 144A*	2,392	3,062
Hibernia REIT PLC REIT	1,580	2,365
Irish Residential Properties REIT PLC REIT	1,310	2,376
Kerry Group PLC, Class A	376	55,140
Kingspan Group PLC	364	41,595
Origin Enterprises PLC	298	1,179
Smurfit Kappa Group PLC	584	33,499
Uniphar PLC	550	2,578

(Cost $276,588)		369,298

Italy - 6.9%
A2A SpA	3,982	8,745
ACEA SpA	125	2,984
AMCO - Asset Management Co SpA, Class B*(c)	13	0
Amplifon SpA	303	15,842
Anima Holding SpA, 144A	656	3,382
Arnoldo Mondadori Editore SpA*	223	492
Ascopiave SpA	117	494
Assicurazioni Generali SpA	2,633	53,691
Atlantia SpA*	1,143	21,425
Autogrill SpA*	438	3,284
Azimut Holding SpA	278	7,806
Banca Carige SpA*	462	567
Banca Generali SpA*	134	5,955
Banca IFIS SpA	44	764
Banca Mediolanum SpA	524	5,439
Banca Monte dei Paschi di Siena SpA*(a)	678	901
Banca Popolare di Sondrio SCPA	1,047	4,762
Banco BPM SpA	3,334	11,054
BFF Bank SpA, 144A	380	3,473
Biesse SpA*	28	1,004
BPER Banca	2,458	5,347
Brembo SpA	378	5,463
Brunello Cucinelli SpA*	75	4,419
Buzzi Unicem SpA	217	5,760
Carel Industries SpA, 144A	99	2,846
Cementir Holding NV	60	679
Cerved Group SpA*	466	5,436
CIR SpA-Compagnie Industriali*	1,805	1,040
Credito Emiliano SpA	216	1,449
Danieli & C Officine Meccaniche SpA(a)	27	787
Danieli & C Officine Meccaniche SpA-RSP	76	1,445
Datalogic SpA	43	1,030
Davide Campari-Milano NV	1,241	17,159
De’ Longhi SpA	164	7,417
DiaSorin SpA	59	13,463
doValue SpA, 144A	82	1,026
El.En. SpA	76	1,170
Enav SpA, 144A*	703	3,066
Enel SpA	19,341	176,232
Eni SpA	5,964	73,617
ERG SpA	148	4,362
Esprinet SpA	130	2,485
Falck Renewables SpA	306	2,522
Ferrari NV	300	65,071
Fila SpA	51	623
Fincantieri SpA*	1,167	1,019
FinecoBank Banca Fineco SpA*	1,431	26,384
Gruppo MutuiOnline SpA	51	3,077
GVS SpA, 144A	164	3,133
Hera SpA	2,029	8,776
Illimity Bank SpA*	151	2,198
Immobiliare Grande Distribuzione SIIQ SpA REIT*	148	692

Infrastrutture Wireless Italiane SpA, 144A	792	9,417
Interpump Group SpA	168	11,942
Intesa Sanpaolo SpA	39,411	111,567
Iren SpA	1,444	4,464
Italgas SpA	1,238	8,206
Italmobiliare SpA	35	1,269
Juventus Football Club SpA*(a)	1,177	1,052
La Doria SpA	11	237
Leonardo SpA*	969	7,892
Maire Tecnimont SpA	282	1,099
MARR SpA*	84	2,033
Mediaset SpA	602	1,877
Mediobanca Banca di Credito Finanziario SpA*	1,473	17,358
Moncler SpA	486	31,102
Nexi SpA, 144A*	1,039	21,647
Piaggio & C SpA	402	1,523
Pirelli & C SpA, 144A	911	5,458
Poste Italiane SpA, 144A	1,304	17,683
Prysmian SpA	625	23,519
RAI Way SpA, 144A	249	1,514
Recordati Industria Chimica e Farmaceutica SpA	250	16,401
Reply SpA	47	9,484
Saipem SpA*(a)	1,446	3,427
Salcef SpA	40	860
Salvatore Ferragamo SpA*	100	2,042
Sanlorenzo SpA	13	432
Saras SpA*	1,374	1,140
Sesa SpA*	20	3,986
Snam SpA	4,715	27,858
Societa Cattolica Di Assicurazione SPA*	331	2,748
Tamburi Investment Partners SpA	174	1,896
Technogym SpA, 144A	334	3,948
Telecom Italia SpA	23,461	10,618
Telecom Italia SpA-RSP	13,727	6,628
Terna - Rete Elettrica Nazionale	3,337	26,383
Tinexta SpA	68	3,147
Tod’s SpA*	20	1,092
UniCredit SpA	5,049	63,002
Unipol Gruppo SpA	1,065	6,315
Webuild SpA	948	2,532
Zignago Vetro SpA	35	751

(Cost $934,924)		1,076,806

Luxembourg - 1.1%
ADLER Group SA, 144A	173	4,596
APERAM SA	104	6,381
ArcelorMittal SA	1,688	56,594
Aroundtown SA	2,317	17,744
B&S Group SARL, 144A	59	610
Befesa SA, 144A	91	7,382
Corestate Capital Holding SA*(a)	27	418
Eurofins Scientific SE	312	44,237
Global Fashion Group SA*	177	2,255
Grand City Properties SA	268	7,348
SES SA	881	7,353
Solutions 30 SE*(a)	223	2,442
Stabilus SA	57	4,482
Tenaris SA	1,152	11,611

(Cost $155,617)		173,453

Malta - 0.0%
Media and Games Invest SE*
(Cost $1,378)	213	1,378

Netherlands - 15.3%
Aalberts NV	243	15,178
ABN AMRO Bank NV, 144A*	983	13,722
Accell Group NV*	75	3,578
Adyen NV, 144A*	47	151,752
Aegon NV	4,273	21,160
Akzo Nobel NV	457	56,335
Alfen Beheer BV, 144A*	47	5,044
AMG Advanced Metallurgical Group NV	75	2,655
Arcadis NV	164	8,125
Argenx SE*	113	38,133
ASM International NV	111	43,067
ASML Holding NV	997	829,344
ASR Nederland NV(a)	338	15,453
Basic-Fit NV, 144A*	117	5,465
BE Semiconductor Industries NV	161	14,649
Boskalis Westminster	201	6,617
Brunel International NV	60	792
CM.com NV*	48	2,539
Corbion NV	149	8,008
Eurocommercial Properties NV	104	2,628
Euronext NV, 144A	191	22,158
EXOR NV	268	22,341
Flow Traders, 144A	76	3,096
ForFarmers NV	51	268
Fugro NV*	168	1,666
Heineken Holding NV	273	25,304
Heineken NV	612	66,987
IMCD NV	137	26,990
ING Groep NV	9,287	128,298
Intertrust NV, 144A*	205	3,181
JDE Peet’s NV	177	6,082
Just Eat Takeaway.com NV, 144A*	419	37,956
Koninklijke Ahold Delhaize NV	2,480	83,660
Koninklijke BAM Groep NV*	728	2,403
Koninklijke DSM NV(a)	413	87,899
Koninklijke KPN NV	7,859	25,185

Koninklijke Philips NV	2,171	100,076
Koninklijke Vopak NV	165	7,144
NN Group NV	645	33,487
NSI NV REIT	45	1,870
OCI NV*	208	5,074
Pharming Group NV*	1,341	1,439
PostNL NV	1,111	5,819
Prosus NV*	2,208	195,272
QIAGEN NV*	538	29,774
Randstad NV	277	20,376
SBM Offshore NV	365	6,650
Shop Apotheke Europe NV, 144A*	34	6,058
SIF Holding NV	20	382
Signify NV, 144A	309	17,301
Sligro Food Group NV*	60	1,693
Stellantis NV	4,815	96,264
TKH Group NV	99	6,067
TomTom NV*	172	1,378
Van Lanschot Kempen NV	68	1,967
Vastned Retail NV REIT	36	1,012
Wereldhave NV REIT	92	1,459
Wolters Kluwer NV	638	73,388

(Cost $1,321,369)		2,401,668

Poland - 0.1%
InPost SA*
(Cost $8,728)	471	9,176

Portugal - 0.5%
Altri SGPS SA	156	1,039
Banco Comercial Portugues SA, Class R*	21,689	3,360
Corticeira Amorim SGPS SA	119	1,633
CTT-Correios de Portugal SA	307	1,669
EDP - Energias de Portugal SA	6,879	37,785
Galp Energia SGPS SA	1,203	12,321
Jeronimo Martins SGPS SA	590	12,505
Navigator Co. SA	599	2,232
NOS SGPS SA	372	1,568
REN - Redes Energeticas Nacionais SGPS SA	822	2,407
Semapa-Sociedade de Investimento e Gestao	58	822
Sonae SGPS SA	1,930	2,101

(Cost $76,544)		79,442

Spain - 7.3%
Acciona SA	57	9,261
Acerinox SA	348	4,734
ACS Actividades de Construccion y Servicios SA	593	16,006
Aena SME SA, 144A*	177	28,256
Almirall SA	142	2,411
Amadeus IT Group SA*	1,067	65,160
Applus Services SA	306	2,983
Atresmedia Corp. de Medios de Comunicacion SA*	202	884
Banco Bilbao Vizcaya Argentaria SA*	15,901	104,146
Banco de Sabadell SA*	12,773	9,140
Banco Santander SA*	41,223	152,228
Bankinter SA	1,594	9,341
CaixaBank SA	10,379	32,255
Cellnex Telecom SA, 144A*	1,200	82,180
Cia de Distribucion Integral Logista Holdings SA	155	3,366
CIE Automotive SA	112	3,219
Construcciones y Auxiliar de Ferrocarriles SA	44	1,886
Corp. Financiera Alba SA	48	2,808
Distribuidora Internacional de Alimentacion SA*	31,424	749
Ebro Foods SA	165	3,312
EDP Renovaveis SA	678	18,028
eDreams ODIGEO SA*	182	1,354
Enagas SA	599	13,626
Ence Energia y Celulosa SA*	259	772
Endesa SA	754	18,126
Faes Farma SA	680	2,654
Ferrovial SA	1,168	33,816
Fluidra SA	209	8,538
Gestamp Automocion SA, 144A*	369	1,715
Global Dominion Access SA, 144A	242	1,283
Grenergy Renovables SA*	26	906
Grifols SA(a)	688	16,808
Grupo Catalana Occidente SA	109	4,131
Grupo Empresarial San Jose SA	53	315
Iberdrola SA	14,020	173,736
Indra Sistemas SA*	361	3,894
Industria de Diseno Textil SA	2,604	88,889
Inmobiliaria Colonial Socimi SA REIT*	617	6,677
Laboratorios Farmaceuticos Rovi SA	46	2,879
Lar Espana Real Estate Socimi SA REIT	218	1,426
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,594	3,371
Mapfre SA	2,418	5,213
Mediaset Espana Comunicacion SA*	270	1,648
Melia Hotels International SA*	258	1,802
Merlin Properties Socimi SA REIT*	864	10,094
Metrovacesa SA, 144A*	92	793
Miquel y Costas & Miquel SA	59	1,177
Naturgy Energy Group SA(a)	694	17,864
Neinor Homes SA, 144A*	130	1,854
Pharma Mar SA	38	3,274
Promotora de Informaciones SA, Class A*	684	518
Prosegur Cash SA, 144A	1,224	1,185
Prosegur Cia de Seguridad SA	625	2,031

Red Electrica Corp. SA	1,009	20,122
Repsol SA	3,497	40,073
Sacyr SA	969	2,394
Siemens Gamesa Renewable Energy SA*	561	16,633
Solaria Energia y Medio Ambiente SA*	157	3,114
Solarpack Corp. Tecnologica SA*	52	1,612
Talgo SA, 144A*	242	1,314
Tecnicas Reunidas SA*	76	731
Telefonica SA(a)	12,524	61,835
Unicaja Banco SA, 144A	3,128	2,894
Viscofan SA	90	6,355
Zardoya Otis SA	430	2,838

(Cost $1,306,574)		1,144,637

Switzerland - 0.5%
STMicroelectronics NV
(Cost $29,875)	1,623	72,275

United Kingdom - 0.4%
CNH Industrial NV	2,387	39,458
Coca-Cola Europacific Partners PLC	481	27,773

(Cost $41,517)		67,231

TOTAL COMMON STOCKS (Cost $12,302,257)		15,325,496

PREFERRED STOCKS - 1.6%
Germany - 1.6%
Bayerische Motoren Werke AG	135	11,302
Draegerwerk AG & Co. KGaA	19	1,604
FUCHS PETROLUB SE	158	7,996
Henkel AG & Co. KGaA	430	42,009
Jungheinrich AG	108	5,833
Porsche Automobil Holding SE	361	36,555
Sartorius AG	62	40,849
Sixt SE	39	3,062
STO SE & Co. KGaA	5	1,159
Volkswagen AG	444	105,532

(Cost $189,771)		255,901

TOTAL PREFERRED STOCKS (Cost $189,771)		255,901

WARRANTS - 0.0%
Italy - 0.0%
Webuild SpA*(c), expires 8/2/30
(Cost $0)	39	44

Spain - 0.0%
Abengoa SA*, expires 3/31/25
(Cost $43)	7,125	84

TOTAL WARRANTS (Cost $43)		128

EXCHANGE-TRADED FUNDS - 0.3%
iShares Currency Hedged MSCI Eurozone ETF
(Cost $36,562)	986	36,797

SECURITIES LENDING COLLATERAL - 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(d)(e)
(Cost $134,372)	134,372	134,372

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.04%(d)
(Cost $1,621)	1,621	1,621

TOTAL INVESTMENTS - 100.4% (Cost $12,664,626)		$15,754,315
Other assets and liabilities, net - (0.4%)		(68,007)

NET ASSETS - 100.0%		$15,686,308

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2021 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2021	Value ($) at 8/31/2021
COMMON STOCKS — 0.4%
Germany — 0.4%
Deutsche Bank AG*(b)
72,547	2,384	(1,790)	(2,476)	(9,579)	—	—	4,914	61,086
SECURITIES LENDING COLLATERAL — 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(d)(e)
655,154	—	(520,782)(f)	—	—	5	—	134,372	134,372
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.04%(d)
17,223	469,602	(485,204)	—	—	2	—	1,621	1,621

744,924	471,986	(1,007,776)	(2,476)	(9,579)	7	—	140,907	197,079

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2021 amounted to $626,408, which is 4.0% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $562,610.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2021.

REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2021 the Xtrackers MSCI Eurozone Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange- Traded Funds, Securities Lending Collateral and Cash Equivalents
Consumer Discretionary	$2,586,732	16.6%
Industrials	2,506,678	16.1
Information Technology	2,240,335	14.4
Financials	2,208,327	14.2
Health Care	1,183,833	7.6
Materials	1,151,029	7.3
Consumer Staples	1,117,067	7.2
Utilities	949,578	6.1
Communication Services	705,057	4.5
Energy	515,146	3.3
Real Estate	417,742	2.7

Total	$15,581,524	100.0%

At August 31, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(g)
EURO STOXX 50 Futures	EUR	1	$48,826	$49,373	9/17/2021	$547

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2021.

As of August 31, 2021, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(h)	Unrealized Depreciation(h)
Citigroup Global Markets	9/3/2021	EUR	3,746,100	USD	4,444,673	$21,179	$—
JP Morgan & Chase Co.	9/3/2021	EUR	98,000	USD	116,276	555	—
JP Morgan & Chase Co.	9/3/2021	EUR	4,258,530	USD	5,052,588	24,004	—
RBC Capital Markets	9/3/2021	EUR	4,781,000	USD	5,672,547	27,016	—
Citigroup Global Markets	9/3/2021	USD	4,422,084	EUR	3,746,100	1,410	—
JP Morgan & Chase Co.	9/3/2021	USD	5,142,666	EUR	4,356,530	1,639	—
RBC Capital Markets	9/3/2021	USD	5,643,837	EUR	4,781,000	1,694	—
Citigroup Global Markets	10/5/2021	EUR	323,000	USD	381,526	—	(134)
Citigroup Global Markets	10/5/2021	EUR	3,746,100	USD	4,424,762	—	(1,669)
JP Morgan & Chase Co.	10/5/2021	EUR	4,356,530	USD	5,145,837	—	(1,885)
RBC Capital Markets	10/5/2021	EUR	4,781,000	USD	5,647,269	—	(2,011)
RBC Capital Markets	10/5/2021	EUR	34,000	USD	40,172	—	(3)

Total unrealized appreciation (depreciation)						$77,497	$(5,702)

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2021.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(i)	$15,325,496	$—	$0	$15,325,496
Preferred Stocks	255,901	—	—	255,901
Warrants(i)	84	—	44	128
Exchange-Traded Funds	36,797	—	—	36,797
Short-Term Investments(i)	135,993	—	—	135,993
Derivatives(j)
Forward Foreign Currency Contracts	—	77,497	—	77,497
Futures Contracts	547	—	—	547

TOTAL	$15,754,818	$77,497	$44	$15,832,359

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(j)
Forward Foreign Currency Contracts	$—	$(5,702)	$—	$(5,702)

TOTAL	$—	$(5,702)	$—	$(5,702)

(i)	See Schedule of Investments for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the period ended August 31, 2021, the amount of transfers from Level 3 to Level 1 was $ 847. The investments were transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.